Earnings per share	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings per share
28 Earnings per share
The following table reflects the loss and share data used in the basic and diluted EPS calculations from continuous operations:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2023	2024	2023	2024
Numerator
Loss for the period from continuing operations	(30,690)	(22,012)	(60,031)	(62,669)
Less: net loss attributable to non-controlling interest from continuing operations	(14)	(8)	(23)	(15)
Loss attributable to Equity of the Company from continuing operations	(30,676)	(22,004)	(60,008)	(62,654)
Denominator
Weighted average number of shares for basic and diluted EPS	201,348,650	203,688,733	201,290,284	202,988,661

Loss per share from continuing operations - basic and diluted	(0.15)	(0.11)	(0.30)	(0.31)
The following table reflects the loss and share data used in the basic and diluted EPS calculations from discontinued operations:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2023	2024	2023	2024
Numerator
Loss for the period from discontinued operations	(1,201)	—	(3,629)	—
Loss attributable to Equity of the Company from discontinued operations	(1,201)	—	(3,629)	—
Denominator
Weighted average number of shares for basic and diluted EPS	201,348,650	203,688,733	201,290,284	202,988,661

Loss per share from discontinued operations - basic and diluted	(0.01)	—	(0.02)	—
The following table reflects the loss and share data used in the basic and diluted EPS calculations:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2023	2024	2023	2024
Numerator
Loss for the period	(31,891)	(22,012)	(63,660)	(62,669)
Less: net loss attributable to non-controlling interest	(14)	(8)	(23)	(15)
Loss attributable to Equity of the Company	(31,877)	(22,004)	(63,637)	(62,654)
Denominator
Weighted average number of shares for basic and diluted EPS	201,348,650	203,688,733	201,290,284	202,988,661

Loss per share - basic and diluted	(0.16)	(0.11)	(0.32)	(0.31)